Derivative Financial Instruments (Tables)	12 Months Ended
Apr. 30, 2012
Derivative Financial Instruments [Abstract]
Fair value of derivative instruments

	April 30, 2012		April 30, 2011
	Other Current Assets	Other Current Liabilities	Other Current Assets	Other Current Liabilities	Other Noncurrent Liabilities
Derivatives designated as hedging instruments:
Commodity contracts	$6,569	$19,510	$3,408	$—	$—
Interest rate contract	—	—	5,423	—	1,384

Total derivatives designated as hedging instruments	$6,569	$19,510	$8,831	$—	$1,384

Derivatives not designated as hedging instruments:
Commodity contracts	$3,166	$3,631	$9,887	$5,432	$—
Foreign currency exchange contracts	436	982	317	3,204	—

Total derivatives not designated as hedging instruments	$3,602	$4,613	$10,204	$8,636	$—

Total derivative instruments	$10,171	$24,123	$19,035	$8,636	$1,384

Commodity contracts gains and losses recognized on derivatives designated as cash flow hedges

	Year Ended April 30,
	2012	2011
(Losses) gains recognized in other comprehensive (loss) income (effective portion)	$(31,830)	$21,082
Gains reclassified from accumulated other comprehensive (loss) income to cost of products sold (effective portion)	1,887	14,780

Change in accumulated other comprehensive (loss) income	$(33,717)	$6,302

(Losses) gains recognized in cost of products sold (ineffective portion)	$(853)	$611

Interest rate contract gains and losses recognized on the derivative designated as a cash flow hedge

	Year Ended April 30,
	2012	2011
Losses recognized in other comprehensive (loss) income (effective portion)	$(6,192)	$—
Losses reclassified from accumulated other comprehensive (loss) income to interest expense (effective portion)	(278)	—

Change in accumulated other comprehensive (loss) income	$(5,914)	$—

Losses recognized in interest expense (ineffective portion)	$(19)	$—

Gains and losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments

	Year Ended April 30,
	2012	2011
Gains (losses) on commodity contracts	$16,306	$(3,994)
Gains (losses) on foreign currency exchange contracts	951	(3,290)

Gains (losses) recognized in cost of products sold (derivatives not designated as hedging instruments)	$17,257	$(7,284)

Outstanding derivative contracts

	April 30,
	2012	2011
Commodity contracts	$983,381	$869,107
Foreign currency exchange contracts	94,424	73,158
Interest rate contract	—	376,000